Consolidated balance sheet - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Assets [Abstract]
Cash and central bank balances		€ 137,124	€ 147,494
Interbank balances (w/o central banks)		6,766	6,160
Central bank funds sold and securities purchased under resale agreements		32,938	40,803
Securities borrowed		35	44
Financial assets at fair value through profit or loss [Abstract]
Trading assets		158,116	139,772
Positive market values from derivative financial instruments		256,085	291,800
Non-trading financial assets mandatory at fair value through profit and loss		118,053	114,324
Financial assets designated at fair value through profit or loss		0	0
Total financial assets at fair value through profit or loss		532,254	545,895
Financial assets at fair value through other comprehensive income		41,586	42,090
Equity method investments		890	1,028
Loans at amortized cost		471,526	483,897
Property and equipment		6,039	6,193
Goodwill and other intangible assets		7,413	7,749
Other assets	[1]	157,637	101,178
Assets for current tax		1,739	1,801
Deferred tax assets		5,671	6,702
Total assets		1,401,617	1,391,033
Liabilities and equity [Abstract]
Deposits		654,617	667,700
Central bank funds purchased and securities sold under repurchase agreements		4,371	3,740
Securities loaned		2	2
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		43,990	43,498
Negative market values from derivative financial instruments		235,612	276,410
Financial liabilities designated at fair value through profit or loss		104,783	92,047
Investment contract liabilities		451	454
Total financial liabilities at fair value through profit or loss		384,836	412,409
Other short-term borrowings		18,090	9,895
Other liabilities	[1]	141,163	95,616
Provisions		2,791	3,326
Liabilities for current tax		950	720
Deferred tax liabilities		582	574
Long-term debt		113,531	114,899
Trust preferred securities		286	287
Total liabilities		1,321,219	1,309,168
Common shares, no par value, nominal value of EUR 2.56		4,988	5,106
Additional paid-in capital		38,849	39,744
Retained earnings		27,505	25,872
Common shares in treasury, at cost		(477)	(713)
Accumulated other comprehensive income (loss), net of tax		(3,763)	(1,300)
Total shareholders equity		67,101	68,709
Additional equity components		11,840	11,550
Noncontrolling interests		1,457	1,606
Total equity		80,398	81,865
Total liabilities and equity		€ 1,401,617	€ 1,391,033

[1]	Includes non-current assets and disposal groups held for sale